Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
R&D tax rebate receivable		$ 1,017
Trade and other current receivables	$ 84	1,352
Deposit paid	6,694
Trade and other receivables	6,778	1,352
Gross carrying amount [member]
Disclosure of financial assets [line items]
Other receivables	76	177
Provision for impairment [member]
Disclosure of financial assets [line items]
Other receivables		(409)
R&D tax rebate receivable [member]
Disclosure of financial assets [line items]
R&D tax rebate receivable		1,017
Deposits held [member]
Disclosure of financial assets [line items]
Other receivables	$ 8	$ 567